Shareholder Report, Average Annual Return (Details)		2 Months Ended			12 Months Ended	16 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]
Capital Group Core Bond Completion Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Capital Group Core Bond Completion Fund — Class M
Average Annual Return, Percent	[1]				7.61%	3.74%
Capital Group Core Plus Completion Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Capital Group Core Plus Completion Fund — Class M
Average Annual Return, Percent	[1],[3]		0.52%
Capital Group Municipal Income Completion Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Capital Group Municipal Income Completion Fund — Class M
Average Annual Return, Percent	[1],[4]	0.63%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[5]		0.24%	[3]	7.30%	2.71%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4],[5]	0.31%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class M shares were first offered September 13, 2024.
[3]	Class M shares were first offered on October 29, 2025.
[4]	Class M shares were first offered on November 3, 2025.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.